Related party transactions - Additional Information (Details)	12 Months Ended
	Dec. 31, 2019 Executives	Dec. 31, 2018 Executives	Dec. 31, 2017 Executives Director
Related Party [Abstract]
Number of directors holding office | Director			1
Average number of members of executive committee | Executives	15	15	13